Sale and Leaseback - Commitments (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Commitments in relation to finance leases
Minimum lease payments	$ 324,685
Future finance charges	(111,257)
Total lease liabilities	213,428
Present value of finance lease liabilities
Finance lease liabilities	213,428
Not later than one year
Commitments in relation to finance leases
Minimum lease payments	17,849
Present value of finance lease liabilities
Finance lease liabilities	6,302
Later than one year and not later than three years
Commitments in relation to finance leases
Minimum lease payments	35,746
Present value of finance lease liabilities
Finance lease liabilities	15,820
Later than three years and not later than five years
Commitments in relation to finance leases
Minimum lease payments	35,697
Present value of finance lease liabilities
Finance lease liabilities	17,451
Later than five years
Commitments in relation to finance leases
Minimum lease payments	235,393
Present value of finance lease liabilities
Finance lease liabilities	$ 173,855